Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Movements
Balance as at beginning of year	$ 0	$ 0
Recognised in the income statements	(56)	(53)
Recognised in OCI	55	(342)
Set-off of deferred tax assets and deferred tax liabilities	1	395
Balance as at end of year	0	0
Parent Entity
Movements
Balance as at beginning of year	0	0
Recognised in the income statements	(56)	(42)
Recognised in OCI	175	(337)
Set-off of deferred tax assets and deferred tax liabilities	(119)	379
Balance as at end of year	$ 0	$ 0